SHARE-BASED COMPENSATION - Share Based Compensation Expense (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2022 RUB (₽)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
SHARE-BASED COMPENSATION
Share-based compensation expenses	₽ 3,277	$ 46.6	₽ 24,038	$ 341.8	₽ 20,829	₽ 15,728
RSUs
SHARE-BASED COMPENSATION
Share-based compensation expenses			17,576	249.9	15,651	11,312
Synthetic Options and Business Unit Equity Awards
SHARE-BASED COMPENSATION
Share-based compensation expenses			5,396	76.7	1,925	1,743
RSUs in respect of Self-Driving Group
SHARE-BASED COMPENSATION
Share-based compensation expenses			304	4.3	1,280
PSUs.
SHARE-BASED COMPENSATION
Share-based compensation expenses			307	4.4	1,277
Share options
SHARE-BASED COMPENSATION
Share-based compensation expenses			395	5.6	493	378
RSUs and Options in respect of MLU Group
SHARE-BASED COMPENSATION
Share-based compensation expenses					₽ 203	₽ 2,295
Other Business Unit Equity Awards
SHARE-BASED COMPENSATION
Share-based compensation expenses			₽ 60	$ 0.9